Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Canadian federal statutory income tax rate	$ 31.6	$ 26.6
State and local income taxes (primarily Ontario)	(6.3)	61.5
Changes in valuation allowance	13.0	84.4
Foreign Accrual Property Income ("FAPI") - Investment in Atlantica	0.0	5.6
Cross-border finance arrangement	(5.4)	(5.6)
Non-deductible foreign exchange loss on intercompany loan	1.8	1.8
Other	(4.1)	(1.9)
Tax basis step-up	(9.4)	0.0
Income tax expense	$ 65.0	$ 186.8
Percentage
Canadian federal statutory income tax rate	15.00%	15.00%
State and local income taxes (primarily Ontario)	(3.00%)	34.70%
Changes in valuation allowance	6.20%	47.60%
Foreign Accrual Property Income ("FAPI") - Investment in Atlantica	0.00%	3.20%
Cross-border finance arrangement	(0.025)	(0.031)
Non-deductible foreign exchange loss on intercompany loan	0.80%	1.00%
Other	(1.90%)	(1.10%)
Tax basis step-up	(4.50%)	0.00%
Income tax expense	30.80%	105.40%
United States federal - primarily sale of tax credits
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
State and local income taxes (primarily Ontario)	$ 17.0	$ 16.4
Rate differential	10.1	4.6
Tax impact on HLBV income	16.8	17.4
Amortization and settlement of excess deferred income tax	(13.8)	(19.4)
Base erosion and anti-abuse tax	14.0	0.0
Compensation-related	6.9	0.0
Capital gain - investment in Atlantica	(2.2)	0.0
Other	(0.4)	0.6
Income tax expense	$ 73.7	$ 31.1
Percentage
State and local income taxes (primarily Ontario)	8.10%	9.30%
Rate differential	4.80%	2.60%
Tax impact on HLBV income	8.00%	9.80%
Amortization and settlement of excess deferred income tax	(0.066)	(0.110)
Base erosion and anti-abuse tax	6.60%	0.00%
Compensation-related	3.30%	0.00%
Tax equity investment under PAM	(1.00%)	0.00%
Other	(0.20%)	0.40%
Bermuda
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	$ (7.9)	$ (5.9)
Percentage
Rate differential	(3.80%)	(3.30%)
Chile
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	$ 1.6	$ 1.3
Other	$ 0.6	$ 0.9
Percentage
Rate differential	0.70%	0.70%
Other	0.30%	0.50%
Netherlands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	$ 0.0	$ 3.2
Non-taxable dividend - investment in Atlantica	0.0	(14.3)
Non-taxable market-to-market gain - investment in Atlantica	0.0	(4.7)
Changes in valuation allowance	$ 0.0	$ 3.9
Percentage
Rate differential		1.80%
Non-taxable dividend - investment in Atlantica	0.00%	(8.10%)
Non-taxable market-to-market gain - investment in Atlantica	0.00%	(2.60%)
Changes in valuation allowance	0.00%	2.20%
Peru
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Capital gain - investment in Atlantica	$ 0.0	$ 8.6
Percentage
Capital gain - investment in Atlantica	0.00%	4.80%
Other foreign jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	$ 1.1	$ 1.8
Income tax expense	$ 5.7	$ 14.1
Percentage
Rate differential	0.50%	1.00%